Intangible Assets and Goodwill - Summary of Changes In Intangible Assets And Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 2,275.1	$ 2,507.3
Additions	31.3	31.6
Acquisition of a subsidiary		2.9
Disposals	(0.5)	(0.1)
Reclassifications	1.0
Amortization charge	(113.8)	(108.1)
Impairment	(4.4)	(279.6)
Currency translation and other changes	(58.8)	121.2
Ending balance	2,130.0	2,275.1
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	804.1	1,046.4
Impairment		(279.5)
Currency translation and other changes	(17.2)	37.2
Ending balance	786.9	804.1
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	848.2	860.6
Amortization charge	(62.4)	(59.8)
Currency translation and other changes	(21.3)	47.3
Ending balance	764.5	848.2
Developed technology
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	432.8	445.4
Amortization charge	(38.4)	(36.8)
Currency translation and other changes	(10.8)	24.2
Ending balance	383.6	432.8
Trade name
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	68.2	68.5
Amortization charge	(4.2)	(4.0)
Currency translation and other changes	(1.7)	3.8
Ending balance	62.3	68.2
Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	20.2	14.2
Additions	3.6	6.4
Acquisition of a subsidiary		2.9
Disposals		(0.1)
Reclassifications	0.9
Amortization charge	(6.0)	(4.8)
Currency translation and other changes	(0.4)	1.5
Ending balance	18.2	20.2
Capitalized development costs
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	101.7	72.1
Additions	27.8	25.2
Disposals	(0.5)
Reclassifications	0.1
Amortization charge	(2.9)	(2.6)
Impairment	(4.4)	(0.1)
Currency translation and other changes	(7.3)	7.2
Ending balance	$ 114.5	$ 101.7